Non-current Assets Held for Sale and Discontinued Operations - Additional Information (Detail) $ in Thousands, $ in Thousands		1 Months Ended
	Mar. 31, 2017	Mar. 31, 2017 TWD ($)	Mar. 31, 2017 USD ($)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Cash consideration		$ 2,230,544	$ 75,255
Gain loss on disposal of discontinued operations		$ 1,843,234	$ 62,187
Percentage of disposal of equity interest		54.98%	54.98%
Fair value of gain loss on disposal of equity interest		$ 999,630	$ 33,726
Percentage of fair value gain on remeasurement of retained investment		45.02%	45.02%
Fair value of gain on remeasurement of retained investment		$ 843,604	$ 28,461
ChipMOS TECHNOLOGIES (Shanghai) LTD. [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Equity interest in subsidiary to be sold	54.98%	54.98%	54.98%